Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Dividend Declared
Subsequent Event
Dividends payable, date declared	Jan. 23, 2013
Dividends payable, amount per share	$ 0.21
Dividends payable, amount per unit	$ 0.21
Dividends payable, amount	$ 20.1
Dividend payable, percent increase per share	16.70%
Dividends payable, dollar increase per share	$ 0.03
Dividends payable, date of record	Feb. 04, 2013
Dividends payable, date to be paid	Feb. 11, 2013
Metropolitan Midtown - Commercial
Subsequent Event
Subsequent event, date	Feb. 01, 2013
Sales price	94.4
Metropolitan Midtown - Office
Subsequent Event
Square feet	170,000
Metropolitan Midtown - Retail
Subsequent Event
Square feet	172,000
Highway 150 LLC
Subsequent Event
Subsequent event, date	Jan. 14, 2013
Square feet	172,000
Equity method investment, ownership percentage	10.00%
Proceeds from sale of equity method investments	0.5
Noncash or part noncash divestiture, amount of consideration received	$ 1.5